UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-21650
                                   ---------------------------------------------

                              ASA (BERMUDA) LIMITED
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               (Exact name of registrant as specified in charter)


11 Summer Street, 4th Floor, Buffalo, New York              14209-2256
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(Address of principal executive offices)                    (Zip Code)

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245
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(Name and address of agent for service)

Registrant's telephone number, including area code:      (716) 883-2428
                                                  ------------------------------

Date of fiscal year end:    November 30, 2006
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Date of reporting period:   February 28, 2006
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ITEM 1.  SCHEDULE OF INVESTMENTS

ASA (Bermuda) Limited
Schedule of Investments    (Unaudited)
February 28, 2006

                                          Number of                   Percent of
Name of Company                            Shares       Market Value  Net Assets
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Ordinary shares of gold mining companies

AUSTRALIA
Newcrest Mining Limited - ADR             3,000,000     $ 47,210,280        7.1%
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UNITED STATES
Newmont Mining Corporation                  520,368       27,537,875        4.1
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SOUTH AFRICA
AngloGold Ashanti Limited                 2,245,894      114,363,741       17.2
Gold Fields Limited                       8,359,977      185,846,869       28.0
Harmony Gold Mining Company Limited         292,459        4,091,602         .6
Harmony Gold Mining Company Limited-ADR   2,166,400       30,307,936        4.6
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                                                         334,610,148       50.4
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CANADA
Barrick Gold Corporation                    730,000       19,980,100        3.0
Goldcorp Incorporated                       900,000       22,905,000        3.5
Meridian Gold Incorporated (1)              600,000       15,204,000        2.3
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                                                          58,089,100        8.8
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PERU
Compania de Minas Buenaventura - ADR        900,000       23,598,000        3.6
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CHANNEL ISLANDS
Randgold Resources Limited ADR (1)          700,000       11,970,000        1.8
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                                                         503,015,403       75.8
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ORDINARY SHARES OF OTHER MINING COMPANIES

SOUTH AFRICA
Anglo Platinum Limited                      520,100       41,549,970        6.3
Impala Platinum Holdings Limited            215,300       36,670,004        5.5
Mvelaphanda Resources Limited (1)         1,950,000        9,805,595        1.5
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                                                          88,025,569       13.3
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UNITED KINGDOM
Anglo American plc                        1,280,000       47,743,989        7.2
Lonmin PLC - ADR                            450,000       17,913,024        2.7
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                                                          65,657,013        9.9
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Total Investments (Cost - $162,596,634)(2)               656,697,985       99.0

CASH AND OTHER ASSETS LESS LIABILITIES                     6,991,539        1.0
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Total Net Assets                                        $663,689,524      100.0%
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ADR - American Depositary Receipt.

(1)  Non-income producing security.

(2) Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 28, 2006 were $495,223,290, and ($1,121,939), respectively, resulting in net unrealized appreciation on investments of $494,101,351.

There is no assurance that the valuations at which the Company's investments are carried could be realized upon sale.

Item 2.   Controls and Procedures.

          (a) The Chairman of the Board, President and Treasurer, in his capacities as principal executive officer and principal financial officer of registrant, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on his evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

          The certification required by Rule 30a-2(a) under the Act is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                              ASA (Bermuda) Limited

                      By    /s/ Robert J.A. Irwin
                         _________________________________
                                Robert J.A. Irwin
                 Chairman of the Board, President and Treasurer

Date: April 25, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

                      By    /s/ Robert J.A. Irwin
                         _________________________________
                                Robert J.A. Irwin
                 Chairman of the Board, President and Treasurer
                        (Principal Executive Officer and
                          Principal Financial Officer)

Date April 25, 2006